Yorktown Growth Fund a series of American Pension Investors Trust

Class A (AFGGX) | Class L (APITX) | Institutional Class (APGRX)	SUMMARY PROSPECTUS DATED MAY 31, 2018

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at https://yorktownfunds.com/advisors/fund-documents/. You may also obtain this information about the Fund at no cost by calling 800-544-6060 or by sending an email request to info@yorktownfunds.com. The Fund’s full prospectus and Statement of Additional Information, dated May 31, 2018 are incorporated by reference into this summary prospectus.

Investment Objective – Growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Yorktown Funds. More information about these and other discounts is available from your financial professional and in the “How to Reduce Your Sales Charges” Section on page 75 of the Fund’s prospectus.

Shareholder Fees (Fees paid directly from your investment)
	Class A AFGGX	Class L APITX	Institutional Class APGRX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	0.50%(1)	None	None
Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
	Class A AFGGX	Class L APITX	Institutional Class APGRX
Management Fee	1.00%	1.00%	1.00%
Distribution/Service (12b-1 Fees)	0.00%	1.00%	0.00%
Other Expenses	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses (2)	1.40%	2.40%	1.40%

(1)

Large purchases of Class A shares (greater than $1 million) are generally subject to a CDSC of 0.50% if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by Unified Financial Securities, Inc. (the “Distributor”).

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Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (AFGGX) Shares:	$709	$993	$1,297	$2,158

	1 Year	3 Years	5 Years	10 Years
Class L (APITX) Shares:	$243	$748	$1,280	$2,736

	1 Year	3 Years	5 Years	10 Years
Institutional Class (APGRX) Shares:	$143	$443	$766	$1,680

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Growth Fund invests in securities that, in the opinion of Yorktown Management & Research Company, Inc. (the “Adviser”), offer the opportunity for growth of capital.

The Growth Fund can include stocks of any size, within any sector, and at times the Adviser may emphasize one or more particular sectors. The Growth Fund may also invest in other U.S. and foreign securities, including securities convertible into common stock and securities issued through private placements, and securities issued by investment companies (“Underlying Funds”). Underlying Funds are open-end mutual funds, closed-end funds, Business Development Companies (“BDC’s”), unit investment trusts, that seek capital growth or appreciation by investing primarily in common stock or convertible securities and that are not affiliated with the Fund or its Adviser. The Growth Fund may also invest in long-, intermediate- or short-term bonds and other fixed-income securities (or in Underlying Funds that invest primarily in such securities) whenever the Adviser believes that such securities offer a potential for capital appreciation, such as during periods of declining interest rates. In addition, the Growth Fund may invest in Exchange Traded Funds (“ETF’s”), including ETF’s that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Adviser may sell a security or redeem shares of an Underlying Fund given a variety of circumstances, such as: when an investment no longer appears to the Adviser to offer the potential to achieve the Growth Fund’s investment objective; when an investment’s performance does not meet the Adviser’s expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets may be held in cash and/or invested in money market mutual funds, money market instruments, including repurchase agreements or other short-term securities considered by the Adviser to be of a defensive nature. When the Fund is invested in this manner, it may not achieve its investment objective.

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Principal Investment Risks

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Investment Company Risk. Any investment in an open-end or closed-end investment company involves risk and, although the Fund invests in a number of Underlying Funds, this practice does not eliminate investment risk. The value of shares of an Underlying Fund will go up and down in response to changes in the value of its portfolio holdings.

Underlying Fund Risk. None of the Underlying Funds are or will be affiliated with the Fund or the Adviser. Therefore, investment decisions by the investment advisers of the Underlying Funds are made independently of the Fund and the Fund’s Adviser. The investment adviser of one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another Underlying Fund. The result of this would be an indirect expense to the Fund without accomplishing any investment purpose.

Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the net asset value of those shares.

Business Development Companies Risk. Business Development Companies (“BDC’s”) are a specialized form of closed-end fund that invest generally in small developing companies and financially troubled businesses. BDC’s invest in private companies and thinly traded securities of public companies, including debt instruments. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make fully informed investment decisions. Many debt investments in which a BDC may invest will not be rated by a credit rating agency and will be below investment grade quality. Risks faced by BDC’s include: competition for limited BDC investment opportunities; the liquidity of a BDC’s private investments; uncertainty as to the value of a BDC’s private investments; risks associated with access to capital and leverage; and reliance on the management of a BDC. A Fund’s investments in BDC’s are similar and include portfolio company risk, leverage risk, market and valuation risk, price volatility risk and liquidity risk.

Exchange Traded Fund Risk. ETF’s are not managed in the traditional sense, using economic, financial and market analysis, and the adverse financial situation of an issuer will not directly result in its elimination from the index. In addition, investments in ETF’s involve risks similar to investments in closed-end funds including, but not limited to, the possibility that the shares of ETF’s may trade at a market discount.

Debt Security Risk. The values of debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Junk Bonds or High Yield, High Risk Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

Foreign Securities Risk. The Fund’s direct or indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

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Emerging Market Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries.

Small-Cap Company Risk. The Fund’s investments in small-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies.

Growth Style Risk. The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Growth Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Convertible Securities Risk. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

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The Fund’s Past Performance

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class L Share performance from year to year and by showing how the Fund’s Class L Share average annual returns for 1-, 5-, and 10- year periods compare with those of a broad measure of market performance. The past performance of the Fund’s Class L Shares (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.yorktownfunds.com and by calling toll-free 888-933-8274.

Year-By-Year Annual Returns – Class L Shares (APITX)

(for calendar years ending on December 31)

During the period covered by the bar chart, the highest return on Class L Shares for a quarter was +25.10% (quarter ended June 30, 2009) and the lowest return for a quarter was -31.85% (quarter ended December 31, 2008). Year to date total return for Class L Shares as of March 31, 2018 was -0.53%.

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Average Annual Total Returns
(for periods ending on December 31, 2017)

	One Year	Five Years	Ten Years
Return Before Taxes- Class L Shares (APITX)	26.24%	11.30%	4.91%
Return After-Taxes on Distributions (1)	24.03%	10.69%	4.25%
Return After-Taxes on Distributions and Sale of Fund Shares (1)	16.60%	8.96%	3.75%
MSCI World Index (2) (reflects no deduction for fees, expenses or taxes)	23.07%	12.26%	5.63%

	One Year	Five Years	Ten Years
Return Before Taxes - Class A Shares (AFGGX)	20.17%	11.09%	5.34%

	One Year	Five Years	Inception 5/31/2013
Return Before Taxes - Institutional Class Shares (APGRX)	27.50%	N/A	10.35%

(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-Tax Returns are shown for only Class L Shares. After-tax returns for Class A and Institutional Class Shares will vary.

(2)

The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 30, 2018, the MSCI World Index consisted of the following 22 developed market country indices Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Management

Investment Adviser – Yorktown Management & Research Company, Inc.

Portfolio Managers – David D. Basten, President and Chief Investment Officer, has served as Portfolio Manager to the Fund since its inception in 1985. David M. Basten, Portfolio Manager, has acted as Portfolio Manager to the Fund since 2005. Brentz East, Securities Analyst, has acted as Portfolio Manager to the Fund since 2011.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial investment in the Fund’s Class A and Class L Shares is $1,000, and the minimum for additional investments is $100. The minimum initial investment in the Fund’s Institutional Class Shares is $1,000,000, and the minimum for additional investments is $100,000. There are no minimums for purchases or exchanges through employer-sponsored retirement plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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